Income Taxes Summary of Uncertain Tax Position (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Income Tax Uncertainties [Line Items]
Balance as of January 1	$ (111,303)		$ (111,013)
Increases related to current year tax positions	(1,538)		(1,267)
Increases related to prior years' tax positions	(49)		(128)
Decreases related to prior year's tax positions (b)	64,774	[1]	0
Settlements with taxing authorities (c)	106,187	[2]	0
Expiration of the statute of limitations (d)	1,667	[3]	1,105
Balance at December 31	(5,420)		(111,303)
Alternative Fuel Mixture Credit
Income Tax Uncertainties [Line Items]
Settlements with taxing authorities (c)	104,700	[2]
Alternative Fuel Mixture Credit | Boise Inc.
Income Tax Uncertainties [Line Items]
Increases related to current year tax positions	(65,158)	[4]	0
Decreases related to prior year's tax positions (b)	$ 64,300

[1]	Includes a $64.3 million gross decrease related to the taxability of the alternative fuel mixture tax credits claimed in 2009 excise tax returns by Boise Inc. For further discussion regarding these credits, see Note 6, Alternative Energy Tax Credits.
[2]	Includes a $104.7 million gross decrease related to the conclusion of the Internal Revenue Service audit of PCA’s alternative energy tax credits. For further discussion regarding these credits, see Note 6, Alternative Energy Tax Credits.
[3]	In the third and fourth quarters of 2013, various state statutes of limitations expired. As a result, the reserve for unrecognized tax benefits decreased by $1.7 million gross.
[4]	PCA acquired $65.2 million of gross unrecognized tax benefits from Boise Inc. that relate primarily to the taxability of the alternative fuel mixture credits.